Note 8 - Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
Note
8.
Stockholders’ Equity

Preferred Stock

Our certificate of incorporation authorizes our Board of Directors to issue preferred stock, from time to time, on such terms and conditions as they shall determine. As of
December
31,
2014
and
December
31,
2015
there were no outstanding shares of our preferred stock.